PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	Investment properties £m	Premises £m	Equipment £m	Operating lease assets £m	Total £m
Cost or valuation:
At 1 January 2017	3,764	2,550	5,965	6,206	18,485
Exchange and other adjustments	–	(37)	–	(44)	(81)
Acquisition of businesses	–	3	3	–	6
Additions	–	70	382	2,262	2,714
Expenditure on investment properties (see below)	209	–	–	–	209
Change in fair value of investment properties (note 7)	230	–	–	–	230
Disposals	(504)	(795)	(1,282)	(1,896)	(4,477)
At 31 December 2017	3,699	1,791	5,068	6,528	17,086
Exchange and other adjustments	–	–	(6)	11	5
Additions	–	72	519	1,755	2,346
Expenditure on investment properties (see below)	143	–	–	–	143
Change in fair value of investment properties (note 7)	139	–	–	–	139
Disposals	(211)	(647)	(574)	(1,540)	(2,972)
At 31 December 2018	3,770	1,216	5,007	6,754	16,747
Accumulated depreciation and impairment:
At 1 January 2017	–	1,333	2,671	1,509	5,513
Exchange and other adjustments	–	(8)	(9)	(34)	(51)
Depreciation charge for the year	–	125	734	1,085	1,944
Disposals	–	(722)	(1,271)	(1,054)	(3,047)
At 31 December 2017	–	728	2,125	1,506	4,359
Exchange and other adjustments	–	1	(8)	6	(1)
Depreciation charge for the year	–	121	715	1,016	1,852
Disposals	–	(634)	(534)	(595)	(1,763)
At 31 December 2018	–	216	2,298	1,933	4,447
Balance sheet amount at 31 December 2018	3,770	1,000	2,709	4,821	12,300
Balance sheet amount at 31 December 2017	3,699	1,063	2,943	5,022	12,727

Disclosure of detailed information about investment property [text block]	Expenditure on investment properties is comprised as follows:
	2018 £m	2017 £m
Acquisitions of new properties	81	82
Additional expenditure on existing properties	62	127
	143	209

Disclosure Of Minimum Lease Payments Receivable Under Noncancellable Operating Lease Explanatory	At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	2018 £m	2017 £m
Receivable within 1 year	1,095	1,301
1 to 5 years	1,156	1,419
Over 5 years	6	128
Total future minimum rentals receivable	2,257	2,848